Distribution Date:	09/17/21	JPMBB Commercial Mortgage Securities Trust 2016-C1
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839, | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(302) 636-4140
Modified Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46645LAU1	1.694700%	29,181,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645LAV9	2.668400%	95,864,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645LAW7	3.514700%	44,513,000.00	30,878,540.67	0.00	90,440.67	0.00	0.00	90,440.67	30,878,540.67	33.91%	30.00%
A-4	46645LAX5	3.310600%	175,000,000.00	175,000,000.00	0.00	482,795.83	0.00	0.00	482,795.83	175,000,000.00	33.91%	30.00%
A-5	46645LAY3	3.576100%	317,480,000.00	317,480,000.00	0.00	946,116.86	0.00	0.00	946,116.86	317,480,000.00	33.91%	30.00%
A-SB	46645LAZ0	3.315800%	53,301,000.00	44,853,868.28	793,580.09	123,938.71	0.00	0.00	917,518.80	44,060,288.19	33.91%	30.00%
A-S	46645LBD8	3.970400%	58,760,000.00	58,760,000.00	0.00	194,417.25	0.00	0.00	194,417.25	58,760,000.00	27.07%	24.25%
B	46645LBE6	4.891165%	58,760,000.00	58,760,000.00	0.00	239,504.04	0.00	0.00	239,504.04	58,760,000.00	20.23%	18.50%
C	46645LBF3	4.891165%	47,263,000.00	47,263,000.00	0.00	192,642.61	0.00	0.00	192,642.61	47,263,000.00	14.72%	13.88%
D-1	46645LAC1	4.391165%	34,490,000.00	34,490,000.00	0.00	126,209.40	0.00	0.00	126,209.40	34,490,000.00	10.71%	10.50%
D-2	46645LAE7	4.391165%	21,716,000.00	21,716,000.00	0.00	79,465.45	0.00	0.00	79,465.45	21,716,000.00	8.18%	8.37%
E	46645LAJ6	4.891165%	29,380,000.00	29,380,000.00	0.00	119,752.02	0.00	0.00	119,752.02	29,380,000.00	4.75%	5.50%
F	46645LAL1	4.891165%	11,496,000.00	11,496,000.00	0.00	46,857.36	0.00	0.00	46,857.36	11,496,000.00	3.42%	4.38%
NR*	46645LAN7	4.891165%	44,708,765.00	29,325,368.27	0.00	129,810.43	0.00	0.00	129,810.43	29,325,368.27	0.00%	0.00%
R	46645LAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645LAS6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,021,912,767.00	859,402,777.22	793,580.09	2,771,950.63	0.00	0.00	3,565,530.72	858,609,197.13

Notional Certificates
X-A	46645LBA4	1.373863%	774,099,000.00	626,972,408.95	0.00	717,811.87	0.00	0.00	717,811.87	626,178,828.86
X-B	46645LBB2	0.000000%	58,760,000.00	58,760,000.00	0.00	0.00	0.00	0.00	0.00	58,760,000.00
X-C	46645LBC0	0.000000%	47,263,000.00	47,263,000.00	0.00	0.00	0.00	0.00	0.00	47,263,000.00
X-D	46645LAA5	0.500000%	56,206,000.00	56,206,000.00	0.00	23,419.17	0.00	0.00	23,419.17	56,206,000.00
Notional SubTotal			936,328,000.00	789,201,408.95	0.00	741,231.04	0.00	0.00	741,231.04	788,407,828.86

Deal Distribution Total					793,580.09	3,513,181.67	0.00	0.00	4,306,761.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645LAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645LAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645LAW7	693.69713724	0.00000000	2.03178105	0.00000000	0.00000000	0.00000000	0.00000000	2.03178105	693.69713724
A-4	46645LAX5	1,000.00000000	0.00000000	2.75883331	0.00000000	0.00000000	0.00000000	0.00000000	2.75883331	1,000.00000000
A-5	46645LAY3	1,000.00000000	0.00000000	2.98008334	0.00000000	0.00000000	0.00000000	0.00000000	2.98008334	1,000.00000000
A-SB	46645LAZ0	841.52020187	14.88865293	2.32526050	0.00000000	0.00000000	0.00000000	0.00000000	17.21391344	826.63154894
A-S	46645LBD8	1,000.00000000	0.00000000	3.30866661	0.00000000	0.00000000	0.00000000	0.00000000	3.30866661	1,000.00000000
B	46645LBE6	1,000.00000000	0.00000000	4.07597073	0.00000000	0.00000000	0.00000000	0.00000000	4.07597073	1,000.00000000
C	46645LBF3	1,000.00000000	0.00000000	4.07597084	0.00000000	0.00000000	0.00000000	0.00000000	4.07597084	1,000.00000000
D-1	46645LAC1	1,000.00000000	0.00000000	3.65930415	0.00000000	0.00000000	0.00000000	0.00000000	3.65930415	1,000.00000000
D-2	46645LAE7	1,000.00000000	0.00000000	3.65930420	0.00000000	0.00000000	0.00000000	0.00000000	3.65930420	1,000.00000000
E	46645LAJ6	1,000.00000000	0.00000000	4.07597073	0.00000000	0.00000000	0.00000000	0.00000000	4.07597073	1,000.00000000
F	46645LAL1	1,000.00000000	0.00000000	4.07597077	0.00000000	0.00000000	0.00000000	0.00000000	4.07597077	1,000.00000000
NR	46645LAN7	655.91989110	0.00000000	2.90346714	(0.22995692)	14.69387759	0.00000000	0.00000000	2.90346714	655.91989110
R	46645LAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645LAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645LBA4	809.93827527	0.00000000	0.92728691	0.00000000	0.00000000	0.00000000	0.00000000	0.92728691	808.91310912
X-B	46645LBB2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46645LBC0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46645LAA5	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	90,440.67	0.00	90,440.67	0.00	0.00	0.00	90,440.67	0.00
A-4	08/01/21 - 08/30/21	30	0.00	482,795.83	0.00	482,795.83	0.00	0.00	0.00	482,795.83	0.00
A-5	08/01/21 - 08/30/21	30	0.00	946,116.86	0.00	946,116.86	0.00	0.00	0.00	946,116.86	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	123,938.71	0.00	123,938.71	0.00	0.00	0.00	123,938.71	0.00
X-A	08/01/21 - 08/30/21	30	0.00	717,811.87	0.00	717,811.87	0.00	0.00	0.00	717,811.87	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/21 - 08/30/21	30	0.00	23,419.17	0.00	23,419.17	0.00	0.00	0.00	23,419.17	0.00
A-S	08/01/21 - 08/30/21	30	0.00	194,417.25	0.00	194,417.25	0.00	0.00	0.00	194,417.25	0.00
B	08/01/21 - 08/30/21	30	0.00	239,504.04	0.00	239,504.04	0.00	0.00	0.00	239,504.04	0.00
C	08/01/21 - 08/30/21	30	0.00	192,642.61	0.00	192,642.61	0.00	0.00	0.00	192,642.61	0.00
D-1	08/01/21 - 08/30/21	30	0.00	126,209.40	0.00	126,209.40	0.00	0.00	0.00	126,209.40	0.00
D-2	08/01/21 - 08/30/21	30	0.00	79,465.45	0.00	79,465.45	0.00	0.00	0.00	79,465.45	0.00
E	08/01/21 - 08/30/21	30	0.00	119,752.02	0.00	119,752.02	0.00	0.00	0.00	119,752.02	0.00
F	08/01/21 - 08/30/21	30	0.00	46,857.36	0.00	46,857.36	0.00	0.00	0.00	46,857.36	0.00
NR	08/01/21 - 08/30/21	30	664,517.66	119,529.34	0.00	119,529.34	(10,281.09)	0.00	0.00	129,810.43	656,945.12
Totals			664,517.66	3,502,900.58	0.00	3,502,900.58	(10,281.09)	0.00	0.00	3,513,181.67	656,945.12

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
D-1 (Cert)	46645LAC1	4.391165%	34,490,000.00	34,490,000.00	0.00	126,209.40	0.00	0.00	126,209.40	34,490,000.00
D-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-2 (Cert)	46645LAE7	4.391165%	21,716,000.00	21,716,000.00	0.00	79,465.45	0.00	0.00	79,465.45	21,716,000.00
D-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			56,206,000.02	56,206,000.00	0.00	205,674.85	0.00	0.00	205,674.85	56,206,000.00

Exchangeable Certificate Details
D	46645LAG2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	4,306,761.76
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,516,582.16	Master Servicing Fee	6,858.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,156.24
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	370.02
ARD Interest	0.00	Operating Advisor Fee	1,480.08
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	606.83
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,516,582.16	Total Fees	13,681.57

Principal		Expenses/Reimbursements
Scheduled Principal	793,580.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,915.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,323.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(24,520.16)
Total Principal Collected	793,580.09	Total Expenses/Reimbursements	(10,281.09)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,513,181.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	793,580.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,306,761.76
Total Funds Collected	4,310,162.25	Total Funds Distributed	4,310,162.24

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	859,402,777.22	859,402,777.22	Beginning Certificate Balance	859,402,777.22
(-) Scheduled Principal Collections	793,580.09	793,580.09	(-) Principal Distributions	793,580.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	858,609,197.13	858,609,197.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	860,203,813.15	860,203,813.15	Ending Certificate Balance	858,609,197.13
Ending Actual Collateral Balance	859,483,313.46	859,483,313.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.89
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP	Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP
	9,999,999 or less	22	125,306,688.09	14.59%	52	4.8702	1.547935	1.35 or less	18	196,058,474.10	22.83%	39	5.0493	0.689425
10,000,000 to 19,999,999		7	106,120,692.15	12.36%	52	4.9073	1.323777	1.36 to 1.45	1	2,799,974.48	0.33%	53	5.3200	1.375800
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	3	49,857,332.05	5.81%	52	4.6120	1.553793
25,000,000 to 49,999,999		7	235,961,495.90	27.48%	41	4.7517	1.569507	1.56 to 1.65	6	134,959,845.02	15.72%	52	4.8135	1.579457
	50,000,000 or greater	5	381,606,759.68	44.44%	52	4.6623	2.190507	1.66 to 1.80	3	144,131,375.42	16.79%	51	4.8960	1.747968
	Totals	42	858,609,197.13	100.00%	49	4.7518	1.810315	1.81 to 2.00	3	101,639,478.52	11.84%	51	4.6951	1.892111
								2.01 or greater	7	219,549,156.23	25.57%	52	4.3913	3.037138
								Totals	42	858,609,197.13	100.00%	49	4.7518	1.810315
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP	South Carolina	2	1,518,802.02	0.18%	52	4.3887	2.718572
Alabama	2	1,358,382.35	0.16%	52	4.4069	2.654814	Tennessee	2	11,160,790.83	1.30%	52	4.6906	1.688704
Arizona	2	9,095,394.58	1.06%	50	4.5761	1.651141	Texas	12	107,851,325.91	12.56%	52	4.6873	1.825073
California	5	34,006,521.83	3.96%	52	4.5658	2.392890	Virginia	1	1,314,135.11	0.15%	53	4.2330	3.266200
Connecticut	1	3,209,936.59	0.37%	53	4.2330	3.266200	Washington	1	18,922,443.52	2.20%	53	5.0100	0.118300
Florida	8	135,293,358.94	15.76%	52	4.8896	1.636348	Wisconsin	2	2,697,653.50	0.31%	52	4.3802	2.748500
Georgia	5	15,908,615.74	1.85%	52	4.7610	1.926244	Totals	102	858,609,197.13	100.00%	49	4.7518	1.810315
Idaho	1	1,658,826.29	0.19%	53	4.2330	3.266200
									Property Type³
Illinois	15	14,173,951.78	1.65%	51	4.8213	1.698869
Indiana	1	1,766,542.28	0.21%	53	4.2330	3.266200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	1	15,946,988.95	1.86%	52	4.6230	1.546900		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	1	26,412,664.41	3.08%	52	4.6230	1.559400	Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP
Louisiana	5	11,029,764.61	1.28%	52	4.8545	1.814718	Industrial	4	21,397,768.83	2.49%	52	4.9673	1.873167
Maryland	2	11,311,187.43	1.32%	52	4.9830	1.515724	Lodging	7	156,886,384.09	18.27%	35	5.0613	1.042589
Massachusetts	1	1,852,715.08	0.22%	53	4.2330	3.266200	Mixed Use	5	77,572,596.90	9.03%	52	4.9433	0.928181
Michigan	2	45,593,299.76	5.31%	(6)	5.3376	0.164498	Multi-Family	16	67,823,426.97	7.90%	52	4.7784	1.482888
Minnesota	1	831,567.46	0.10%	53	4.2330	3.266200	Office	8	360,500,921.78	41.99%	52	4.5981	2.250265
Mississippi	3	17,693,540.73	2.06%	52	4.7638	1.835864	Retail	28	88,164,307.91	10.27%	51	4.8112	1.564091
Nevada	3	28,787,678.69	3.35%	51	4.7697	1.864341	Self Storage	33	76,650,229.34	8.93%	53	4.4582	2.809607
New Mexico	2	3,523,022.25	0.41%	53	4.8147	1.936840	Totals	102	858,609,197.13	100.00%	49	4.7518	1.810315
New York	7	257,464,967.45	29.99%	52	4.6152	2.385379
North Carolina	4	14,582,743.08	1.70%	51	4.6608	1.697643
Ohio	3	39,296,695.76	4.58%	51	4.9442	0.572727
Oklahoma	4	11,810,861.15	1.38%	52	4.7604	2.196896
Pennsylvania	2	2,921,257.73	0.34%	53	4.2330	3.266200

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP	Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP
	4.40000% or less	3	152,275,497.70	17.74%	53	4.2301	3.465181	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	102,509,678.69	11.94%	51	4.5881	1.876691	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	10	114,765,770.15	13.37%	52	4.6747	1.468324	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	25	479,444,689.28	55.84%	46	4.9650	1.360215	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	858,609,197.13	100.00%	49	4.7518	1.810315	49 months or greater	41	848,995,635.82	98.88%	49	4.7484	1.814735
								Totals	42	858,609,197.13	100.00%	49	4.7518	1.810315
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP	Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP
	60 months or less	41	848,995,635.82	98.88%	49	4.7484	1.814735	Interest Only	6	358,212,000.00	41.72%	52	4.6156	2.252767
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	90,820,209.55	10.58%	52	4.5757	1.943280
	Totals	42	858,609,197.13	100.00%	49	4.7518	1.810315	241 months to 300 months	31	399,963,426.27	46.58%	45	4.9066	1.393240
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	858,609,197.13	100.00%	49	4.7518	1.810315
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	9,613,561.31	1.12%	46	5.0500	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	837,756,995.27	97.57%	49	4.7457	1.817672
	13 months to 24 months	1	11,238,640.55	1.31%	52	4.9540	1.595800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	858,609,197.13	100.00%	49	4.7518	1.810315
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100566	OF	New York	NY	Actual/360	4.22025%	345,219.44	0.00	0.00	N/A	02/06/26	--	95,000,000.00	95,000,000.00	08/06/21
2	305560002	OF	New York	NY	Actual/360	4.86225%	326,532.76	0.00	0.00	N/A	01/06/26	--	78,000,000.00	78,000,000.00	09/06/21
3	304961102	OF	New York	NY	Actual/360	4.83225%	301,664.44	0.00	0.00	N/A	11/01/25	--	72,500,000.00	72,500,000.00	09/01/21
4	305190002	OF	Austin	TX	Actual/360	4.59325%	276,855.83	0.00	0.00	N/A	12/01/25	--	70,000,000.00	70,000,000.00	09/01/21
5	305560005	LO	Naples	FL	Actual/360	4.95025%	282,169.95	91,469.05	0.00	N/A	01/01/26	--	66,198,228.73	66,106,759.68	09/01/21
6	883100562	SS	Various	Various	Actual/360	4.23325%	173,211.65	124,221.02	0.00	02/06/26	02/06/36	--	47,519,257.88	47,395,036.86	09/06/21
7	883100563	LO	Troy	MI	Actual/360	5.36525%	205,841.29	65,442.48	0.00	N/A	02/06/21	--	44,555,730.47	44,490,287.99	09/06/20
9	305190005	MU	Cleveland	OH	Actual/360	4.93125%	151,761.81	63,051.67	0.00	N/A	12/01/25	--	35,741,131.40	35,678,079.73	09/01/21
10	695100617	SS	Various	Various	Actual/360	4.82325%	121,686.00	44,574.15	0.00	N/A	01/06/26	--	29,299,766.63	29,255,192.48	09/06/21
11	305560011	OF	Aventura	FL	Actual/360	4.62025%	110,405.53	33,469.76	0.00	N/A	01/01/26	--	27,751,704.19	27,718,234.43	09/01/21
12	305560012	MF	Louisville	KY	Actual/360	4.62325%	105,273.50	31,872.13	0.00	N/A	01/01/26	--	26,444,536.54	26,412,664.41	09/01/21
14	883100548	RT	Various	Various	Actual/360	4.58625%	98,773.78	0.00	0.00	N/A	12/06/25	--	25,012,000.00	25,012,000.00	09/06/21
15	695100628	LO	Lynnwood	WA	Actual/360	5.01025%	81,762.94	29,754.40	0.00	N/A	02/06/26	--	18,952,197.92	18,922,443.52	09/06/21
16	305560016	MU	Winter Park	FL	Actual/360	5.08025%	78,643.95	22,387.11	0.00	N/A	02/05/26	--	17,978,042.73	17,955,655.62	09/05/21
18	305560018	RT	Las Vegas	NV	Actual/360	4.90025%	74,684.17	0.00	0.00	N/A	12/05/25	--	17,700,000.00	17,700,000.00	09/05/21
19	305560019	MF	Overland Park	KS	Actual/360	4.62325%	63,560.24	19,243.21	0.00	N/A	01/01/26	--	15,966,232.16	15,946,988.95	09/01/21
20	883100547	LO	Largo	FL	Actual/360	4.94825%	59,488.57	22,426.41	0.00	N/A	12/06/25	--	13,961,904.93	13,939,478.52	09/06/21
21	695100621	MU	Glendale	CA	Actual/360	4.95425%	48,009.70	15,537.94	0.00	N/A	01/06/26	--	11,254,178.49	11,238,640.55	09/06/21
23	883100545	RT	Waynesville	NC	Actual/360	4.76625%	42,811.49	14,022.58	0.00	N/A	12/06/25	--	10,431,507.57	10,417,484.99	09/06/21
24	883100546	OF	San Francisco	CA	Actual/360	4.31425%	36,751.88	12,817.51	0.00	N/A	12/06/25	--	9,893,278.35	9,880,460.84	09/06/21
25	305560025	MF	Roanoke	VA	Actual/360	5.05025%	41,858.39	12,129.77	0.00	N/A	07/05/25	--	9,625,691.08	9,613,561.31	09/05/21
26	305560026	LO	Chattanooga	TN	Actual/360	4.79625%	37,524.25	14,918.11	0.00	N/A	01/01/26	--	9,086,018.68	9,071,100.57	09/01/21
27	695100631	IN	Austin	TX	Actual/360	4.99025%	39,689.92	12,590.62	0.00	N/A	02/06/26	--	9,236,778.31	9,224,187.69	09/06/21
31	305560031	MU	Las Vegas	NV	Actual/360	4.55025%	29,420.80	11,352.04	0.00	N/A	11/01/25	--	7,509,030.73	7,497,678.69	09/01/21
32	305560032	MF	El Paso	TX	Actual/360	4.87025%	32,470.46	8,784.11	0.00	N/A	02/05/26	--	7,742,840.60	7,734,056.49	09/05/21
33	305560033	MF	Baltimore	MD	Actual/360	5.08025%	32,973.03	8,739.53	0.00	N/A	02/05/26	--	7,537,648.60	7,528,909.07	09/05/21
34	883100525	IN	University Park	IL	Actual/360	4.83425%	27,722.81	10,991.29	0.00	N/A	11/06/25	--	6,659,956.69	6,648,965.40	09/06/21
35	305560035	RT	Various	TX	Actual/360	4.88025%	27,291.78	9,774.04	0.00	N/A	01/01/26	--	6,494,605.61	6,484,831.57	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	883100468	RT	Marana	AZ	Actual/360	4.70025%	27,083.11	9,221.54	0.00	N/A	10/06/25	--	6,691,777.88	6,682,556.34	09/06/21
37	305560037	RT	Port Saint Lucie	FL	Actual/360	5.05025%	27,382.25	9,869.58	0.00	N/A	01/05/26	--	6,296,780.41	6,286,910.83	09/05/21
38	883100552	RT	Greenville	MS	Actual/360	4.76225%	27,745.17	7,906.64	0.00	N/A	01/06/26	--	6,766,106.78	6,758,200.14	09/06/21
39	883100531	OF	Silver Spring	MD	Actual/360	4.79025%	15,679.92	19,170.14	0.00	N/A	11/06/25	--	3,801,448.50	3,782,278.36	09/06/21
40	695100633	IN	Atlanta	GA	Actual/360	5.09025%	24,252.21	8,559.09	0.00	N/A	02/06/26	--	5,533,174.83	5,524,615.74	09/06/21
41	883100554	MU	Binghamton	NY	Actual/360	5.10025%	22,878.50	6,983.74	0.00	N/A	01/06/26	--	5,209,526.05	5,202,542.31	09/06/21
42	883100549	LO	Woodland	CA	Actual/360	4.78725%	18,027.32	16,977.97	0.00	N/A	12/06/25	--	4,373,291.78	4,356,313.81	09/06/21
43	883100557	MF	Chicago	IL	Actual/360	5.03225%	18,777.19	6,814.81	0.00	N/A	01/06/26	--	4,333,418.84	4,326,604.03	09/06/21
44	883100556	OF	Austin	TX	Actual/360	4.66525%	14,566.12	6,095.33	0.00	N/A	01/06/26	--	3,626,043.48	3,619,948.15	09/06/21
45	883100561	RT	Lubbock	TX	Actual/360	5.35725%	15,676.80	7,637.92	0.00	N/A	02/06/26	--	3,398,417.07	3,390,779.15	01/06/21
47	883100559	RT	Luling	LA	Actual/360	5.16125%	13,900.11	4,141.13	0.00	N/A	01/06/26	--	3,127,700.17	3,123,559.04	09/06/21
48	883100553	MF	Ithaca	NY	Actual/360	5.10025%	13,519.11	4,126.76	0.00	N/A	01/06/26	--	3,078,356.30	3,074,229.54	09/06/21
49	695100632	MF	Cleveland	OH	Actual/360	5.32025%	12,844.64	3,851.78	0.00	N/A	02/06/26	--	2,803,826.26	2,799,974.48	09/06/21
50	695100634	RT	Albuquerque	NM	Actual/360	5.12125%	10,189.35	2,654.73	0.00	N/A	02/06/26	--	2,310,640.58	2,307,985.85	09/06/21
Totals							3,516,582.16	793,580.09	0.00				859,402,777.22	858,609,197.13
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,489,313.40	7,675,520.28	01/01/21	06/30/21	--	0.00	0.00	344,810.41	344,810.41	0.00	0.00
2	21,847,345.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	44,491,722.92	19,574,827.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	21,530,049.68	8,450,296.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,064,331.82	20,492,336.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	10,539,343.52	11,800,455.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(480,518.00)	514,399.00	07/01/20	06/30/21	09/13/21	0.00	0.00	270,757.37	3,253,127.57	427,277.46	0.00
9	0.00	1,364,831.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,625,070.58	2,064,918.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	1,385,630.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,666,764.00	1,338,735.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,395,642.43	1,237,317.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	244,024.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,541,760.63	712,177.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,765,327.00	905,987.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,700,740.00	804,580.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,734,888.79	2,160,283.90	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,322,995.00	641,855.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,117,080.79	475,102.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,922,883.00	992,000.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	464,687.38	953,255.22	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,147,052.85	707,852.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	860,049.90	417,056.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	734,623.86	383,154.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	625,238.65	300,231.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	806,037.26	411,095.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	517,477.00	271,583.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	532,486.13	259,758.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	513,350.38	261,380.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	610,873.83	307,644.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,081,872.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	729,400.42	376,857.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	493,826.62	119,363.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	460,741.69	432,019.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	430,307.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	521,898.68	250,268.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	269,096.00	43,948.00	01/01/21	03/31/21	09/13/21	849,604.27	3,915.54	19,359.03	182,486.61	0.00	0.00
47	280,056.59	74,561.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	233,217.21	74,026.13	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	295,143.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	247,100.60	104,524.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	151,373,303.93	88,339,837.54				849,604.27	3,915.54	634,926.81	3,780,424.59	427,277.46	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	3,390,779.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.751818%	4.719391%	49
08/17/21	0	0.00	0	0.00	1	3,398,417.07	0	0.00	0	0.00	0	0.00	0	0.00	1	42,292,198.82	4.751873%	4.719436%	50
07/16/21	0	0.00	0	0.00	1	3,406,019.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.756998%	4.725406%	49
06/17/21	0	0.00	0	0.00	1	3,414,093.55	0	0.00	0	0.00	0	0.00	1	2,201,555.21	1	10,750,000.00	4.757060%	4.725458%	50
05/17/21	0	0.00	0	0.00	1	3,421,624.41	0	0.00	0	0.00	0	0.00	1	250,000.00	1	7,012,500.00	4.750076%	4.715660%	50
04/16/21	0	0.00	1	3,429,628.70	0	0.00	1	0.00	0	0.00	1	7,012,500.00	0	0.00	1	1,957,432.52	4.745509%	4.709283%	51
03/17/21	1	3,437,088.23	0	0.00	1	17,364,480.53	1	17,364,480.53	0	0.00	0	0.00	1	1,237,500.00	0	0.00	4.747492%	4.707066%	52
02/18/21	1	3,446,044.81	0	0.00	1	17,395,034.43	1	17,395,034.43	0	0.00	0	0.00	0	0.00	1	23,991,726.03	4.746812%	4.706084%	53
01/15/21	1	3,453,428.96	0	0.00	2	62,456,898.90	1	17,418,460.01	0	0.00	0	0.00	0	0.00	0	0.00	4.754273%	4.708009%	53
12/17/20	0	0.00	2	48,562,139.84	2	41,495,779.29	1	17,441,788.16	0	0.00	0	0.00	0	0.00	0	0.00	4.754344%	4.719675%	54
11/18/20	1	45,170,693.77	1	3,468,609.47	2	41,555,646.30	1	17,467,362.74	0	0.00	0	0.00	0	0.00	1	8,608,661.76	4.754432%	4.719758%	55
10/19/20	0	0.00	2	27,594,955.87	1	17,490,487.50	1	17,490,487.50	0	0.00	1	4,542,770.00	0	0.00	0	0.00	4.754644%	4.720145%	56
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	883100566 08/06/21		0	B	344,810.41	344,810.41	0.00	95,000,000.00
7	883100563 09/06/20		11	5	270,757.37	3,253,127.57	441,048.16	45,301,754.51	12/18/20	1
45	883100561 01/06/21		7	6	19,359.03	182,486.61	7,888.55	3,453,428.96	07/20/20	98
Totals					634,926.81	3,780,424.59	448,936.71	143,755,183.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		44,490,288	0	44,490,288		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		9,613,561	9,613,561	0		0
49 - 60 Months		757,110,311	753,719,532	3,390,779		0
> 60 Months		47,395,037	47,395,037	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	858,609,197	810,728,130	0	0	47,881,067	0
Aug-21	859,402,777	811,448,630	0	0	47,954,148	0
Jul-21	902,540,509	854,513,617	0	0	48,026,892	0
Jun-21	903,455,702	855,349,264	0	0	48,106,437	0
May-21	917,236,475	858,307,993	0	0	58,928,481	0
Apr-21	925,398,441	877,141,089	0	3,429,629	44,827,724	0
Mar-21	943,584,999	877,891,816	3,437,088	0	62,256,095	0
Feb-21	945,893,498	880,077,192	3,446,045	0	62,370,261	0
Jan-21	970,745,720	880,812,466	3,453,429	0	86,479,825	0
Dec-20	971,513,261	881,455,342	0	48,562,140	41,495,779	0
Nov-20	972,332,973	882,138,023	45,170,694	3,468,609	41,555,646	0
Oct-20	981,701,846	936,616,402	0	27,594,956	17,490,488	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	883100563	44,490,287.99	45,301,754.51	57,500,000.00	02/01/21	285,278.00	0.08760	06/30/21	02/06/21	292
45	883100561	3,390,779.15	3,453,428.96	5,090,000.00	08/17/20	42,823.00	0.61220	03/31/21	02/06/26	232
Totals		47,881,067.14	48,755,183.47	62,590,000.00		328,101.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	883100563	LO	MI	12/18/20	1

8/2/2021: Loan transferred to Special Servicing on 12/18/2020 due to Imminent Payment and Maturity Default. Loan past due for 10/6/2020. Loan matured 2/6/2021. Legal counsel engaged. Dual-track strategy implemented with foreclosure filed on 3/29/2021 and request for appointment of a Receiver to proceed. Appraisal update received and processed.Borrower working with Lender on proposed extension through 4/30/2023 with loan brought current and a 5% principal curtailment.

45	883100561	RT	TX	07/20/20	98

COVID Relief 7/29/2021 - Loan transferred to MLS Special Servicing on 7-20-2020 due to delinquency beginning with the 5/6/2020 payment. Loan is now delinquent as of the 2/6/2021 payment as Borrower is making payments each month. The collateral is one single-story building containing eleven retail suites built in 2006. The freestanding building contains 30,000 SF and is adjacent to a Wal-Mart. Special Servicer is working with the Borrower on finalizing a loan modification.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
42	883100549	4,559,586.34	4.78703%	4,559,586.34 4.78703%		10	09/08/20	05/06/20	10/13/20
Totals		4,559,586.34		4,559,586.34
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	305560013	02/18/21	24,022,926.07	39,400,000.00	25,355,530.29	1,332,604.22	25,355,530.29	24,022,926.07	0.00	0.00	0.00	0.00	0.00%
17	305560017	04/16/21	17,364,480.53	15,700,000.00	5,998,227.85	4,017,144.31	5,998,227.85	1,981,083.54	15,383,396.99	0.00	0.00	15,383,396.99	84.40%
22	883100470	06/17/21	10,750,000.00	12,900,000.00	11,230,091.47	480,091.47	11,230,091.47	10,750,000.00	0.00	0.00	0.00	0.00	0.00%
29	883100471	05/17/21	7,012,500.00	12,400,000.00	7,074,440.48	61,940.48	7,074,440.48	7,012,500.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			59,149,906.60	80,400,000.00	49,658,290.09	5,891,780.48	49,658,290.09	43,766,509.61	15,383,396.99	0.00	0.00	15,383,396.99

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/21	0.00	(63,714.30)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(63,526.74)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(61,236.45)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(62,927.16)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(60,600.15)	0.00	0.00	0.00	0.00	0.00	0.00
13	305560013	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	305560017	04/16/21	0.00	0.00	15,383,396.99	0.00	0.00	15,383,396.99	0.00	0.00	15,383,396.99
22	883100470	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	883100471	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(63,714.30)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(312,004.80)	15,383,396.99	0.00	0.00	15,383,396.99	0.00	0.00	15,383,396.99

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	9,591.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(24,520.16)	0.00
45	0.00	0.00	731.60	0.00	0.00	3,915.54	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,323.53	0.00	0.00	3,915.54	0.00	0.00	0.00	0.00	(24,520.16)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(10,281.09)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28